Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity SAI U.S. Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI U.S. Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI U.S. Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI U.S. Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI U.S. Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI U.S. Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI U.S. Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity SAI U.S. Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity SAI U.S. Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI U.S. Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI U.S. Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI U.S. Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI U.S. Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI U.S. Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity SAI U.S. Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity SAI U.S. Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI U.S. Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI U.S. Value Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI U.S. Value Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI U.S. Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI U.S. Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Quality Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity SAI U.S. Quality Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI U.S. Quality Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI U.S. Quality Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI U.S. Quality Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI U.S. Quality Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI U.S. Quality Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI U.S. Quality Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI U.S. Quality Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI U.S. Quality Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI U.S. Quality Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity SAI U.S. Quality Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity SAI U.S. Quality Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity SAI U.S. Quality Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI U.S. Quality Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI U.S. Quality Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI U.S. Quality Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity SAI U.S. Quality Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI U.S. Quality Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Quality Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity SAI U.S. Quality Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI U.S. Quality Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Momentum Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI U.S. Momentum Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI U.S. Momentum Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI U.S. Momentum Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI U.S. Momentum Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI U.S. Momentum Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI U.S. Momentum Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI U.S. Momentum Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Momentum Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Momentum Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI U.S. Momentum Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI U.S. Momentum Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity SAI U.S. Momentum Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI U.S. Momentum Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI U.S. Momentum Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI U.S. Momentum Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI U.S. Momentum Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI U.S. Momentum Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI U.S. Momentum Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity SAI U.S. Momentum Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI U.S. Momentum Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Momentum Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity SAI U.S. Momentum Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Momentum Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Momentum Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI U.S. Momentum Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Momentum Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI U.S. Momentum Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Large Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity SAI U.S. Large Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity SAI U.S. Large Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI U.S. Large Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI U.S. Large Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI U.S. Large Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Large Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI U.S. Large Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Large Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI U.S. Large Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI U.S. Large Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity SAI U.S. Large Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity SAI U.S. Large Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity SAI U.S. Large Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Large Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI U.S. Large Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI U.S. Large Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI U.S. Large Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI U.S. Large Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity SAI U.S. Large Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI U.S. Large Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI U.S. Large Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI U.S. Large Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Large Cap Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Large Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI U.S. Large Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Small-Mid Cap Momentum Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Small-Mid Cap Momentum Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI Small-Mid Cap Momentum Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Real Estate Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity SAI Real Estate Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI Real Estate Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI Real Estate Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI Real Estate Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI Real Estate Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Real Estate Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Real Estate Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Real Estate Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Real Estate Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Real Estate Index Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity SAI Real Estate Index Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity SAI Real Estate Index Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity SAI Real Estate Index Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity SAI Real Estate Index Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity SAI Real Estate Index Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Real Estate Index Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Real Estate Index Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Real Estate Index Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Real Estate Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity SAI Real Estate Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI Real Estate Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Real Estate Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Real Estate Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Real Estate Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Real Estate Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Real Estate Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Real Estate Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Real Estate Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Real Estate Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Real Estate Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Real Estate Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Real Estate Index Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Real Estate Index Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Real Estate Index Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Real Estate Index Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Real Estate Index Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Real Estate Index Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Real Estate Index Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Real Estate Index Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Real Estate Index Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Real Estate Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Real Estate Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Real Estate Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%